OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of accounts payable and other liabilities [abstract]
Disclosure of accounts payable and other liabilities

Other liabilities of December 31, 2022 and 2021 comprise the following:

Other liabilities	December 31, 2022		December 31, 2021
Income received for third parties	Ps.	3,039,484	Ps.	2,719,882
Suppliers and services payable		2,803,736		3,228,295
Transactions ATH and ACH (1)		749,578		574,011
Cashier checks		646,688		806,066
Withholdings taxes and labor contributions		611,951		582,910
Contract liability related to concessions		515,688		548,167
Commissions and fees		399,895		331,516
Collection on behalf of third parties		266,462		339,545
Dividends payable		220,815		598,534
Insurance payables		111,081		150,282
Collection service		101,615		332,368
Checks drawn and not paid		88,128		127,944
Cash surplus		69,291		75,524
Value added tax - VAT		59,599		80,307
Financial transactions tax		52,787		41,190
Canceled accounts		34,645		35,271
Anticipated income		18,001		91,420
Customer loyalty programs		14,009		221,990
Other liabilities		338,349		660,534
Total other liabilities	Ps.	10,141,802	Ps.	11,545,756
(1)	A Toda Hora S.A. – ATH y ACH Colombia S.A. are entities that administer low-value payment systems that are in charge of supporting entities for clearing transactions that are carried out through electronic channels.

Disclosure of other liabilities to be cancelled

Other liabilities		December 31, 2022		December 31, 2021
Liabilities to be canceled within twelve months		8,043,321		7,705,817
Liabilities to be canceled after twelve months		2,098,481		3,839,939
Total	Ps.	10,141,802	Ps.	11,545,756